Accounts payable, accrued and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Accrued Expenses And Other Liabilities Text Block Abstract
Schedule of accounts payable, accrued and other liabilities
	December 31, 2022 $	December 31, 2021 $

Trade payables	3,186	4,628
Accrued and other liabilities	5,849	3,893
Payroll taxes	2	17
Amounts due to Directors	–	69
	9,037	8,607